Consideration Paid, Amounts of Assets Acquired and Liabilities Assumed, as well as Fair Value of Noncontrolling Interests in Shinko at Acquisition Date (Parenthetical) (Detail)	1 Months Ended
May 07, 2009 Year
Customer relationships
Business Acquisition [Line Items]
Customer relationships, weighted-average amortization period	16
Shinko Securities Company Limited
Business Acquisition [Line Items]
Equity instruments, common shares of MHSC	3,451,755